INTANGIBLE ASSETS, NET	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

9. INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	June 30, 2025
	Gross Carrying	Accumulated	Net Carrying
	Amount	Amortization	Amount
	US$’000	US$’000	US$’000
	(Unaudited)	(Unaudited)	(Unaudited)
Finite-lived intangible assets:
Computer software	468	(468)	-
Patent	206	(206)	-
Total finite-lived intangible assets	674	(674)	-
Indefinite-lived intangible assets:
Trademark and manufacturing license	126,245	-	126,245
Total indefinite-lived intangible assets	126,245	-	126,245
Total intangible assets	126,919	(674)	126,245

	December 31, 2024
	Gross Carrying	Accumulated	Net Carrying
	Amount	Amortization	Amount
	US$’000	US$’000	US$’000
	(Audited)	(Audited)	(Audited)
Finite-lived intangible assets:
Computer software	459	(455)	4
Patent	202	(202)	-
Total finite-lived intangible assets	661	(657)	4
Indefinite-lived intangible assets:
Trademark and manufacturing license	123,899	-	123,899
Total indefinite-lived intangible assets	123,899	-	123,899
Total intangible assets	124,560	(657)	123,903

No impairment charges were recognized on intangible assets for the six months ended June 30, 2025 and 2024.

Amortization expenses of intangible assets were US$4,624 and US$14,091 for the six months ended June 30, 2025 and 2024, respectively.